SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY.
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	November 2021	June 2021	2020	2019
Weighted-average expected life (years)	5.79	5.79	—	6.25
Expected volatility rates(1)	45.08%	46.34%	—%	49.45%
Expected dividend yield	0%	0%	—%	0%
Risk-free interest rate	1.32%	0.63%	—%	(0.08)%
Weighted-average exercise price (€)	5.18	5.59	—	3.90
Weighted-average fair value of options granted during the year (€)	2.29	2.37	—	1.93
(1)	Historical volatility calculated over 10 years.
(2)	There was no new plan for the year 2020.

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

	2021		2020		2019
	Options	Weighted	Options	Weighted	Options	Weighted
		average		average		average
		exercice		exercice		exercice
		price (€)		price (€)		price (€)
Outstanding on January 1,	1,186,900	2.81	1,273,900	2.78	1,347,600	2.61
Granted	1,392,428	5.56	—	—	155,000	3.90
Exercised	(150,820)	2.93	(23,750)	2.54	(143,700)	2.16
Forfeited	(20,000)	4.01	(21,250)	2.55	(85,000)	1.94
Expired	—	—	(42,000)	2.38	—	—
Outstanding on December 31,	2,408,508	4.38	1,186,900	2.81	1,273,900	2.78
Exercisable on December 31,	1,149,401	3.25	970,650	2.73	818,900	2.60
Share purchase options available for grant on December 31,	5,000		292,428		250,428

Share-based Payment Arrangement, Option, Exercise Price Range

	Outstanding options				Fully vested options (1)
		Weighted	Weighted			Weighted
		average	average	Aggregate		average	Aggregate
		remaining	exercise	Intrinsic		exercise	Intrinsic
		contractual	price	Value		price	Value
Exercise price (€)	Options	life	(€)	(2)	Options	(€)	(2)
5.59	1,287,428	9.4	5.59	—	214,571	5.59	—
5.18	100,000	9.8	5.18	11,217	—	—	—
3.90	107,500	7.8	3.90	149,657	52,500	3.90	82,726
3.22	400,000	4.3	3.22	828,866	400,000	3.22	828,866
2.65	105,000	6.7	2.65	277,477	73,750	2.65	194,860
2.39	146,080	5.3	2.39	423,948	146,080	2.39	423,948
1.91	262,500	1.0	1.91	887,818	262,500	1.91	887,818
1.91 to 5.59	2,408,508	6.3	4.38	2,578,983	1,149,401	3.25	2,418,219

(1)	Fully vested options are all exercisable options.
(2)	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $5.99 at December 31, 2021, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.

Schedule of Nonvested Share Activity

		Weighted average
		Grant-Date Fair
	Options	Value (€)
Non-vested at January 1, 2019	575,000	1.47
Granted	155,000	1.93
Vested	(204,000)	1.52
Forfeited	(70,600)	1.58
Non-vested at December 31, 2019	455,000	1.58
Non-vested at January 1, 2020	455,000	1.58
Granted	—	—
Vested	(235,000)	1.58
Forfeited	(3,750)	1.54
Non-vested at December 31, 2020	216,250	1.59
Non-vested at January 1, 2021	216,250	1.59
Granted	1,392,428	2.37
Vested	(329,571)	2.06
Forfeited	(20,000)	1.89
Non-vested at December 31, 2021	1,259,107	2.32

Schedule of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2021
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(2,824)	(241)	(3,064)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	(554)	29	(525)
Ending balance	(3,377)	(212)	(3,589)

	Year Ended December 31, 2020
	Foreign currency	Provision for
	translation	retirement indemnities
	adjustment	(net of tax)	Total
Beginning balance	(3,234)	(203)	(3,436)
Other comprehensive income (loss) before reclassifications	—	—	—
Reclassified from accumulated other comprehensive loss	—	—	—
Net current-period other comprehensive income (loss)	410	(38)	372
Ending balance	(2,824)	(241)	(3,064)